Document and Entity Information	May 25, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001836176
Document Type	8-K
Document Period End Date	May 25, 2021
Entity Registrant Name	Altimar Acquisition Corp. II
Entity Incorporation State Country Code	E9
Entity File Number	001-39994
Entity Tax Identification Number	98-1571400
Entity Address, Address Line One	40 West 57th Street
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	287-6767
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Fourth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of oneClass A ordinary share,$0.0001 par value, and one-fourth of one redeemable warrant
Trading Symbol	ATMR.U
Security Exchange Name	NYSE
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary share, $0.0001 par value
Trading Symbol	ATMR
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share Each At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	ATMR WS
Security Exchange Name	NYSE